MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK NY  10022-6839

212 224 1562

212 224 2518 FAX

THOMAS L. MARTIN

SENIOR VICE PRESIDENT AND

ASSOCIATE GENERAL COUNSEL

CORPORATE LAW

May 1, 2008

FILED VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Mutual of America Separate Account No. 3 (VUL) (the “Registrant”)

Registration Statement on Form N-6 (File Nos. 333-83413 and 811-09487)

Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed on April 30, 2008, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Thomas L. Martin

Thomas L. Martin

Senior Vice President and

Associate General Counsel